Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.80%♦
Communication Services — 9.57%
Alphabet Class A †	47,140	$ 4,508,941
Alphabet Class C †	8,092	778,046
Electronic Arts	23,574	2,727,748
Meta Platforms Class A †	1,580	214,374
		8,229,109
Consumer Discretionary — 12.33%
Amazon.com †	36,283	4,099,979
Booking Holdings †	460	755,876
Ferrari	8,957	1,657,045
Home Depot	4,633	1,278,430
LVMH Moet Hennessy Louis Vuitton ADR	11,544	1,356,420
NIKE Class B	17,414	1,447,452
		10,595,202
Consumer Staples — 3.39%
Coca-Cola	52,044	2,915,505
		2,915,505
Financials — 4.86%
Intercontinental Exchange	21,720	1,962,402
S&P Global	7,242	2,211,345
		4,173,747
Healthcare — 9.81%
Cooper	4,866	1,284,137
Danaher	4,973	1,284,476
Intuitive Surgical †	6,326	1,185,746
UnitedHealth Group	7,518	3,796,891
Zoetis	5,966	884,698
		8,435,948
Industrials — 11.11%
CoStar Group †	57,650	4,015,323
Equifax	2,279	390,689
J.B. Hunt Transport Services	10,317	1,613,785
TransUnion	28,839	1,715,632
Union Pacific	4,720	919,550
Verisk Analytics	5,272	899,034
		9,554,013
Information Technology — 47.73%
Adobe †	6,149	1,692,205
Apple	38,612	5,336,178
Autodesk †	7,167	1,338,796
Broadridge Financial Solutions	14,476	2,089,176
Intuit	6,438	2,493,566
Mastercard Class A	2,045	581,475
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft	46,042	$10,723,182
Motorola Solutions	18,676	4,182,864
NVIDIA	20,978	2,546,519
PayPal Holdings †	13,010	1,119,771
Salesforce †	8,908	1,281,327
VeriSign †	21,083	3,662,117
Visa Class A	22,435	3,985,578
		41,032,754
Total Common Stocks (cost $88,695,047)		84,936,278

Short-Term Investments — 1.27%
Money Market Mutual Funds — 1.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	272,956	272,956
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	272,957	272,957
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	272,957	272,957
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	272,957	272,956
Total Short-Term Investments (cost $1,091,826)		1,091,826

Total Value of Securities—100.07% (cost $89,786,873)		86,028,104
Liabilities Net of Receivables and Other Assets—(0.07%)		(58,663)
Net Assets Applicable to 5,804,967 Shares Outstanding—100.00%		$85,969,441
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [9/22] 11/22 (2605506)    1